DEBT - Adjusted Funds Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Cash flow from/(used in) operating activities	$ 1,173,382	$ 604,839	$ 335,884
Asset retirement obligation settlements	17,401	12,951	13,275
Changes in non-cash operating working capital	39,506	94,643	(83,669)
Adjusted funds flow	$ 1,230,289	$ 712,433	$ 265,490